Financial instruments and risk management	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Financial instruments and risk management	Financial instruments and risk managementCredit riskCredit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from deposits with banks and outstanding receivables. The Company trades only with recognized, creditworthy third parties. Due to the Company’s diversified customer base, there is no particular concentration of credit risk related to the Company’s trade and other receivables. Trade and other receivables are monitored on an ongoing basis to ensure timely collection of amounts.The Company does not hold any collateral as security but mitigates this risk by dealing only with what management believes to be financially sound counterparties and, accordingly, does not anticipate significant loss for non-performance.
The aging of trade receivables is as follows:

	2022	2021
	$	$
Not past due	20,701	17,128
1-30 days past due	5,258	2,925
31-60 days past due	1,057	1,217
61-90 days past due	542	468
91-120 days past due	174	348
Greater than 120 days past due	2,115	906
	29,847	22,992
Less: credit loss impairment	719	1,007
	29,128	21,985

Changes in credit loss impairment was as follows:

	2022	2021
	$	$
Balance - January 1	1,007	1,146
Write-offs	(663)	(1,006)
Impairment loss recognized	375	867
Balance - December 31	719	1,007

Liquidity risk

Liquidity risk is the risk the Company will not be able to meet its financial obligations as they come due. The Company mitigates liquidity risk by management of working capital, cash flows, the issuance of share capital and the issuance of debt. Our trade and other payables are all due within twelve months from the date of these financial statements.

If unanticipated events occur that impact the Company’s ability to meet its forecast and continue to fund customer acquisition cost, infrastructure improvement, maintenance and administrative requirements, the Company may need to take additional measures to increase its liquidity and capital resources, including obtaining additional debt or equity financing or strategically altering the business forecast and plan. In this case, there is no guarantee that the Company will obtain satisfactory financing terms or adequate financing. Failure to obtain adequate financing on satisfactory terms could have a material adverse effect on the Company’s results of operations or financial condition.

Market risk

Market risk is the risk the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: foreign currency risk, interest rate risk and other price risk.

•Foreign currency risk
Foreign currency risk arises on financial instruments that are denominated in a currency other than the functional currency in which they are measured. The Company’s primary exposure with respect to foreign currencies is from US dollar denominated cash, trade and other receivables, trade and other payables and borrowings in entities whose functional currency is other than US dollars. The net carrying value of these US denominated balances held in entities with Euro and Canadian dollars as their functional currency as at December 31, 2022 and 2021 presented in US dollars is as follows:

	2022		2021
	EUR	CAD	EUR	CAD
	$	$	$	$
Cash and cash equivalents	586	185,343	776	187,559
Trade and other receivables	1,096	1,615	1,060	1,532
Trade and other payables	(166)	(1,748)	(303)	(206)
	1,516	185,210	1,533	188,885

A 1% strengthening of the above currencies against the US dollar would have a corresponding increase (decrease) in net income (loss) by the amounts shown below. The sensitivity associated with a 1% weakening of a particular currency would be equal and opposite. This assumes that each currency moves in isolation.

	EUR	CAD	Total
	$	$	$
2022	15	1,852	1,867
2021	14	2,403	2,417

•Interest rate risk

Interest rate risk is the risk the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is not exposed to interest rate risk as at December 31, 2022 and 2021 as there are no long-term borrowings outstanding.

•Other price risk

Other price risk is the risk the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices (other than those arising from interest rate risk or currency risk), whether those changes are caused by factors specific to the individual financial instrument or its issuer, or factors affecting all similar financial instruments traded in the market. The Company is not exposed to other price risk as at December 31, 2022 and 2021.

Fair values

The carrying values of cash and cash equivalents, trade and other receivables, and trade and other payables approximate fair values due to the short-term nature of these items or being carried at fair value. The risk of a material change in fair value is not considered to be significant. The Company does not use derivative financial instruments to manage this risk.

Financial instruments recorded at fair value on the consolidated statement of financial position are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest-level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•Level 1 - Unadjusted quoted prices as at the measurement date for identical assets or liabilities in active markets.
•Level 2 - Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•Level 3 - Significant unobservable inputs that are supported by little or no market activity. The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The fair value hierarchy requires the use of observable market inputs whenever such inputs exist. A financial instrument is classified to the lowest level of the hierarchy for which a significant input has been considered in measuring fair value.

Contingent consideration is classified as a Level 3 financial instrument as the inputs are not observable and there is no market based activity. The fair value of the contingent consideration has been calculated using discounted cash flows and was $2,630 as at the date of acquisition. The fair value of the contingent consideration as at December 31, 2022 was $2,260 (December 31, 2021 - $2,703), of which $1,083 (December 31, 2021 - $467) will be paid within the first two quarters of 2023 to the sellers for achieving performance milestones for fiscal year 2022. The Company incurred interest accretion in relation to the contingent consideration for the year ended December 31, 2022 of $110 (December 31, 2021 - $73).

During the year ended December 31, 2022, there were no transfers of amounts between levels in the fair value hierarchy.